Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Year	SCT Total CEO2,4	“Compensation Actually Paid” to CEO3,4	Average SCT Total for Other NEOs2,5	Average “Compensation Actually Paid” to Other NEOs3,5	Value of a $100 Investment in Devon Based on Cumulative TSR6,10	Value of a $100 Investment in the Peer Group Based on Cumulative TSR6,7,10	Post-Tax Net Income8,10	CROCE9,10
2023	$14,883	$814	$5,502	$1,204	$226	$152	$3.737B	42%
2022	$14,525	$41,216	$5,374	$12,292	$285	$143	$6.031B	62%
2021-Muncrief	$11,915	$48,059	$4,596	$15,151	$191	$121	$2.808B	39%
2021-Hager	$3,391	$32,289
2020	$13,355	$4,514	$4,536	$1,594	$65	$58	$(2.688B)	27%

1
Dollar amounts are shown in thousands, except where otherwise indicated. Amounts in parentheses are negative. References to our CEO are also references to our principal executive officer (“PEO”) for purposes of this section.

2 “SCT Total” is the Summary Compensation Table’s total for the applicable year.
3 The calculation for “Compensation Actually Paid” is shown in “PvP Table 3”.

4
The CEO for each year is as follows:

2023: Richard E. Muncrief
2022: Richard E. Muncrief
2021: Richard E. Muncrief, from January 7th to the end of the year; David A. Hager, from January 1st to 6th. After January 6th, Mr. Hager assumed the position of Executive Chair of the Board of Directors until his retirement in early 2023.
2020: David A. Hager

5
The other NEOs for each year are as follows:

2023: Dennis C. Cameron, Clay M. Gaspar, David G. Harris, and Jeffrey L. Ritenour.
2022: Dennis C. Cameron, Clay M. Gaspar, David G. Harris, and Jeffrey L. Ritenour.
2021: Tana K. Cashion, Clay M. Gaspar, David G. Harris, Jeffrey L. Ritenour, and Lyndon C. Taylor.
2020: Tana K. Cashion, David G. Harris, Jeffrey L. Ritenour, and Lyndon C. Taylor.

6
“TSR” is Total Shareholder Return including reinvested dividends. It is a measure of finance performance indicating the growth or decline in an investment’s value over a specified period. For 2023, “Cumulative TSR” is measured from the last trading day of 2019 to the last trading day of 2023; for 2022, the range is the last trading day of 2019 to the last trading day of 2022; for 2021, the range is the last trading day of 2019 to the last trading day of 2021; and for 2020, the range is the last trading day of 2019 to the last trading day of 2020. For Devon, Cumulative TSR for 2023, 2022, 2021, and 2020 was 226%, 185%, 91%, and -35%, respectively. For the Peer Group, Cumulative TSR was 152%, 43%, 21%, and -42% for the same periods.

7
The 2022 and 2023 peer group was the SPDR S&P Oil & Gas Exploration & Production ETF (Symbol: XOP). The 2021 peer group was comprised of APA Corporation, ConocoPhillips, Continental Resources, Diamondback Energy, Inc., EOG Resources, Inc., Marathon Oil Corporation, Ovintiv, Inc., Pioneer Natural Resources Company, and the S&P Midcap 400 Index. Cimarex Energy Co. is excluded from this Cumulative TSR calculation due to its subsequent acquisition, and the S&P Midcap 400 is excluded due to incomparability on a market capitalized basis. The 2020 peer group was comprised of APA Corporation, Chesapeake Energy Corporation, Cimarex Energy Co, Continental Resources, Inc., EOG Resources, Inc., Marathon Oil Corporation, Occidental Petroleum Corporation, Ovintiv, Inc., and Pioneer Natural Resources Company. Chesapeake Energy Corporation is excluded from this Cumulative TSR calculation due to the impact of their subsequent bankruptcy filing, and Cimarex Energy Co. is excluded due to the company’s subsequent acquisition.

8 Post-Tax Net Income is disclosed in the Comprehensive Statements of Consolidated Earnings of Devon’s annual report as “Comprehensive earnings (loss) attributable to Devon.”

9
Cash Return on Capital Employed (CROCE) is an important financial measure used by the Company to link “compensation actually paid” to Company performance because of the importance of capital efficiency to successful operations in the oil and gas exploration and production industry. In Devon’s annual performance scorecard published in the “Annual Performance Bonus” section of this and prior Proxy Statements, CROCE was weighted as the joint-highest measure of performance on preset annual goals. The Company’s other important financial measures used to link “compensation actually paid” to Company performance are used to calculate Devon’s Annual Performance Bonus and can be found on page 42.

10 The PvP Charts below illustrate the relationship between various performance measures and “Compensation Actually Paid.”
PvP Table 3: Converting Summary Compensation Table Total to “Compensation Actually Paid”1,2,3
			Subtract (-)	Subtract (-)	Add (+)	Add (+)	Equals (=)
Year	Executive	SCT Total Compensation	Fair Value of Stock-Based Awards Granted During the Year	Change in Pension Value for the Year	The difference in the fair value from start to end of the year for all stock awards outstanding4	Pension Service Cost and Cost of Additional Pension Benefits Due to Plan Amendment	“Compensation Actually Paid”
2023	CEO	$14,883	$11,422	$0	$(2,647)	$0	$814
	Other NEO Average	$5,502	$4,012	$6	$(279)	$0	$1,204
2022	CEO	$14,525	$10,405	$0	$37,096	$0	$41,216
	Other NEO Average	$5,374	$3,717	$0	$10,635	$0	$12,292
2021	CEO-Muncrief	$11,915	$8,311	$0	$44,455	$0	$48,059
	CEO-Hager	$3,391	$712	$0	$29,610	$0	$32,289
	Other NEO Average	$4,596	$1,881	$0	$12,436	$0	$15,151
2020	CEO	$13,355	$9,509	$0	$668	$0	$4,514
	Other NEO Average	$4,536	$2,405	$1,038	$501	$0	$1,594
1 Dollar amounts are shown in thousands, except where otherwise indicated. Amounts in parentheses are negative. References to our CEO are also references to our PEO for purposes of this section.
2 The CEO for each year is as follows:
2023: Richard E. Muncrief
2022: Richard E. Muncrief

2021: Richard E. Muncrief, from January 7th to the end of the year; David A. Hager, from January 1st to 6th. After January 6th, Mr. Hager assumed the position of Executive Chair of the Board of Directors until his retirement in early 2023.

2020: David A. Hager
3 The other NEOs for each year are as follows:
2023: Dennis C. Cameron, Clay M. Gaspar, David G. Harris, and Jeffrey L. Ritenour.
2022: Dennis C. Cameron, Clay M. Gaspar, David G. Harris, and Jeffrey L. Ritenour.
2021: Tana K. Cashion, Clay M. Gaspar, David G. Harris, Jeffrey L. Ritenour, and Lyndon C. Taylor.
2020: Tana K. Cashion, David G. Harris, Jeffrey L. Ritenour, and Lyndon C. Taylor.

4
The process for determining the change in fair value under applicable financial accounting standards for stock-based compensation for this exhibit is substantially similar to that used for determining accounting value at the time of grant. For RSAs, the fair value is determined by multiplying the Fair Market Value of the underlying stock by the number of shares granted. For the interim calculations in this table, the product of the shares outstanding multiplied by the stock price at the beginning of the year (or at grant) is subtracted from the same calculation at the end of the year (or at vest). To determine grant value of PSUs, a Monte-Carlo simulation assimilating 10,000 potential outcomes is used. The Monte-Carlo simulation was rerun at the beginning and end of the year covered by this disclosure to create the interim valuations required. The table below reconciles the change in fair value of outstanding stock-based compensation awards for the period covered by this disclosure; amounts are shown in thousands. No awards were forfeited by NEOs during this period. Dividend equivalents earned on grants are included in the fair value of the awards and no other payments were made.

	2023		2022			2021		2020
Items Added (Subtracted) to Determine Change in Fair Value	CEO	Other NEO Average	CEO	Other NEO Average	CEO- Muncrief	CEO- Hager	Other NEO Average	CEO	Other NEO Average
Year End Fair Value- Awards Made During Entire Year	$7,265	$2,552	$13,005	$4,533	$18,136	$1,555	$5,130	$7,572	$1,915
Change in Fair Value- Awards Outstanding During Year	$(6,627)	$(2,386)	$15,003	$4,105	$24,292	$17,015	$5,653	$(4,435)	$(935)
Change in Fair Value- Awards Vesting During Year	$(3,285)	$(446)	$9,088	$1,997	$2,027	$11,040	$1,653	$(2,469)	$(479)
Total Change in Fair Value	$(2,647)	$(279)	$37,096	$10,635	$44,455	$29,610	$12,436	$668	$501

Company Selected Measure Name	Cash Return on Capital Employed (CROCE)
Named Executive Officers, Footnote	5
The other NEOs for each year are as follows:

2023: Dennis C. Cameron, Clay M. Gaspar, David G. Harris, and Jeffrey L. Ritenour.
2022: Dennis C. Cameron, Clay M. Gaspar, David G. Harris, and Jeffrey L. Ritenour.
2021: Tana K. Cashion, Clay M. Gaspar, David G. Harris, Jeffrey L. Ritenour, and Lyndon C. Taylor.
	2020: Tana K. Cashion, David G. Harris, Jeffrey L. Ritenour, and Lyndon C. Taylor.
Peer Group Issuers, Footnote	7
	The 2022 and 2023 peer group was the SPDR S&P Oil & Gas Exploration & Production ETF (Symbol: XOP). The 2021 peer group was comprised of APA Corporation, ConocoPhillips, Continental Resources, Diamondback Energy, Inc., EOG Resources, Inc., Marathon Oil Corporation, Ovintiv, Inc., Pioneer Natural Resources Company, and the S&P Midcap 400 Index. Cimarex Energy Co. is excluded from this Cumulative TSR calculation due to its subsequent acquisition, and the S&P Midcap 400 is excluded due to incomparability on a market capitalized basis. The 2020 peer group was comprised of APA Corporation, Chesapeake Energy Corporation, Cimarex Energy Co, Continental Resources, Inc., EOG Resources, Inc., Marathon Oil Corporation, Occidental Petroleum Corporation, Ovintiv, Inc., and Pioneer Natural Resources Company. Chesapeake Energy Corporation is excluded from this Cumulative TSR calculation due to the impact of their subsequent bankruptcy filing, and Cimarex Energy Co. is excluded due to the company’s subsequent acquisition
PEO Total Compensation Amount	$ 14,883	$ 14,525		$ 13,355
PEO Actually Paid Compensation Amount	$ 814	41,216		4,514
Adjustment To PEO Compensation, Footnote
			Subtract (-)	Subtract (-)	Add (+)	Add (+)	Equals (=)
Year	Executive	SCT Total Compensation	Fair Value of Stock-Based Awards Granted During the Year	Change in Pension Value for the Year	The difference in the fair value from start to end of the year for all stock awards outstanding4	Pension Service Cost and Cost of Additional Pension Benefits Due to Plan Amendment	“Compensation Actually Paid”
2023	CEO	$14,883	$11,422	$0	$(2,647)	$0	$814
	Other NEO Average	$5,502	$4,012	$6	$(279)	$0	$1,204
2022	CEO	$14,525	$10,405	$0	$37,096	$0	$41,216
	Other NEO Average	$5,374	$3,717	$0	$10,635	$0	$12,292
2021	CEO-Muncrief	$11,915	$8,311	$0	$44,455	$0	$48,059
	CEO-Hager	$3,391	$712	$0	$29,610	$0	$32,289
	Other NEO Average	$4,596	$1,881	$0	$12,436	$0	$15,151
2020	CEO	$13,355	$9,509	$0	$668	$0	$4,514
	Other NEO Average	$4,536	$2,405	$1,038	$501	$0	$1,594

4
The process for determining the change in fair value under applicable financial accounting standards for stock-based compensation for this exhibit is substantially similar to that used for determining accounting value at the time of grant. For RSAs, the fair value is determined by multiplying the Fair Market Value of the underlying stock by the number of shares granted. For the interim calculations in this table, the product of the shares outstanding multiplied by the stock price at the beginning of the year (or at grant) is subtracted from the same calculation at the end of the year (or at vest). To determine grant value of PSUs, a Monte-Carlo simulation assimilating 10,000 potential outcomes is used. The Monte-Carlo simulation was rerun at the beginning and end of the year covered by this disclosure to create the interim valuations required. The table below reconciles the change in fair value of outstanding stock-based compensation awards for the period covered by this disclosure; amounts are shown in thousands. No awards were forfeited by NEOs during this period. Dividend equivalents earned on grants are included in the fair value of the awards and no other payments were made.

	2023		2022			2021		2020
Items Added (Subtracted) to Determine Change in Fair Value	CEO	Other NEO Average	CEO	Other NEO Average	CEO- Muncrief	CEO- Hager	Other NEO Average	CEO	Other NEO Average
Year End Fair Value- Awards Made During Entire Year	$7,265	$2,552	$13,005	$4,533	$18,136	$1,555	$5,130	$7,572	$1,915
Change in Fair Value- Awards Outstanding During Year	$(6,627)	$(2,386)	$15,003	$4,105	$24,292	$17,015	$5,653	$(4,435)	$(935)
Change in Fair Value- Awards Vesting During Year	$(3,285)	$(446)	$9,088	$1,997	$2,027	$11,040	$1,653	$(2,469)	$(479)
Total Change in Fair Value	$(2,647)	$(279)	$37,096	$10,635	$44,455	$29,610	$12,436	$668	$501

Non-PEO NEO Average Total Compensation Amount	$ 5,502	5,374	$ 4,596	4,536
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,204	12,292	15,151	1,594
Adjustment to Non-PEO NEO Compensation Footnote
			Subtract (-)	Subtract (-)	Add (+)	Add (+)	Equals (=)
Year	Executive	SCT Total Compensation	Fair Value of Stock-Based Awards Granted During the Year	Change in Pension Value for the Year	The difference in the fair value from start to end of the year for all stock awards outstanding4	Pension Service Cost and Cost of Additional Pension Benefits Due to Plan Amendment	“Compensation Actually Paid”
2023	CEO	$14,883	$11,422	$0	$(2,647)	$0	$814
	Other NEO Average	$5,502	$4,012	$6	$(279)	$0	$1,204
2022	CEO	$14,525	$10,405	$0	$37,096	$0	$41,216
	Other NEO Average	$5,374	$3,717	$0	$10,635	$0	$12,292
2021	CEO-Muncrief	$11,915	$8,311	$0	$44,455	$0	$48,059
	CEO-Hager	$3,391	$712	$0	$29,610	$0	$32,289
	Other NEO Average	$4,596	$1,881	$0	$12,436	$0	$15,151
2020	CEO	$13,355	$9,509	$0	$668	$0	$4,514
	Other NEO Average	$4,536	$2,405	$1,038	$501	$0	$1,594

4
The process for determining the change in fair value under applicable financial accounting standards for stock-based compensation for this exhibit is substantially similar to that used for determining accounting value at the time of grant. For RSAs, the fair value is determined by multiplying the Fair Market Value of the underlying stock by the number of shares granted. For the interim calculations in this table, the product of the shares outstanding multiplied by the stock price at the beginning of the year (or at grant) is subtracted from the same calculation at the end of the year (or at vest). To determine grant value of PSUs, a Monte-Carlo simulation assimilating 10,000 potential outcomes is used. The Monte-Carlo simulation was rerun at the beginning and end of the year covered by this disclosure to create the interim valuations required. The table below reconciles the change in fair value of outstanding stock-based compensation awards for the period covered by this disclosure; amounts are shown in thousands. No awards were forfeited by NEOs during this period. Dividend equivalents earned on grants are included in the fair value of the awards and no other payments were made.

	2023		2022			2021		2020
Items Added (Subtracted) to Determine Change in Fair Value	CEO	Other NEO Average	CEO	Other NEO Average	CEO- Muncrief	CEO- Hager	Other NEO Average	CEO	Other NEO Average
Year End Fair Value- Awards Made During Entire Year	$7,265	$2,552	$13,005	$4,533	$18,136	$1,555	$5,130	$7,572	$1,915
Change in Fair Value- Awards Outstanding During Year	$(6,627)	$(2,386)	$15,003	$4,105	$24,292	$17,015	$5,653	$(4,435)	$(935)
Change in Fair Value- Awards Vesting During Year	$(3,285)	$(446)	$9,088	$1,997	$2,027	$11,040	$1,653	$(2,469)	$(479)
Total Change in Fair Value	$(2,647)	$(279)	$37,096	$10,635	$44,455	$29,610	$12,436	$668	$501

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
PvP Table 2: Other Measures important in Linking Performance to “Compensation Actually Paid”
Other Important Measures1
Free Cash Flow (FCF)	Emissions Reduction	ESG & Community Engagement	Total Oil & Gas Production	Total Capital Expenditures

1
These are the measures, in addition to CROCE, used to determine 2023 NEO performance bonuses. For more information on measures used to determine performance bonuses, see section “Annual Performance Bonus” in this Proxy Statement and similar disclosures in prior Proxy Statements.

Total Shareholder Return Amount	$ 226	285	191	65
Peer Group Total Shareholder Return Amount	152	143	121	58
Net Income (Loss)	$ 3,737,000,000	$ 6,031,000,000.000	$ 2,808,000,000	$ 2,688,000,000
Company Selected Measure Amount	42	62	39	27
PEO Name	Richard E. Muncrief
Cumulative Total Share Holder Return In Percenatge	226.00%	185.00%	91.00%	(35.00%)
Peer Group Cumulative Total Share Holder Return	152.00%	43.00%	21.00%	(42.00%)
Measure:: 1
Pay vs Performance Disclosure
Non-GAAP Measure Description	9
	Cash Return on Capital Employed (CROCE) is an important financial measure used by the Company to link “compensation actually paid” to Company performance because of the importance of capital efficiency to successful operations in the oil and gas exploration and production industry. In Devon’s annual performance scorecard published in the “Annual Performance Bonus” section of this and prior Proxy Statements, CROCE was weighted as the joint-highest measure of performance on preset annual goals. The Company’s other important financial measures used to link “compensation actually paid” to Company performance are used to calculate Devon’s Annual Performance Bonus and can be found on page 42.
Measure:: 2
Pay vs Performance Disclosure
Name	Free Cash Flow(FCF)
Measure:: 3
Pay vs Performance Disclosure
Name	EmissionsReduction
Measure:: 4
Pay vs Performance Disclosure
Name	ESG & CommunityEngagement
Measure:: 5
Pay vs Performance Disclosure
Name	Total Oil & GasProduction
Measure:: 6
Pay vs Performance Disclosure
Name	Total CapitalExpenditures
Muncrief [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 11,915
PEO Actually Paid Compensation Amount			48,059
Muncrief [Member] | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(8,311)
Muncrief [Member] | Pension Adjustments Pension Value In Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Muncrief [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			44,455
Muncrief [Member] | Pension Adjustments Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Muncrief [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			18,136
Muncrief [Member] | Change in Fair Value Awards Outstanding During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			24,292
Muncrief [Member] | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,027
Hager [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			3,391
PEO Actually Paid Compensation Amount			32,289
Hager [Member] | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(712)
Hager [Member] | Pension Adjustments Pension Value In Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Hager [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			29,610
Hager [Member] | Pension Adjustments Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Hager [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,555
Hager [Member] | Change in Fair Value Awards Outstanding During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			17,015
Hager [Member] | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			11,040
PEO | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (11,422)	$ (10,405)		$ (9,509)
PEO | Pension Adjustments Pension Value In Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0		0
PEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,647)	37,096		668
PEO | Pension Adjustments Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0		0
PEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,265	13,005		7,572
PEO | Change in Fair Value Awards Outstanding During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,627)	15,003		(4,435)
PEO | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,285)	9,088		(2,469)
Non-PEO NEO | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,012)	(3,717)	(1,881)	(2,405)
Non-PEO NEO | Pension Adjustments Pension Value In Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6)	0	0	(1,038)
Non-PEO NEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(279)	10,635	12,436	501
Non-PEO NEO | Pension Adjustments Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,552	4,533	5,130	1,915
Non-PEO NEO | Change in Fair Value Awards Outstanding During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,386)	4,105	5,653	(935)
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (446)	$ 1,997	$ 1,653	$ (479)